Condensed Financial Information Parent Company Only 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income 1	$ (16,312)	$ (17,656)	$ (15,194)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and accretion 1	0	(24)	(24)
Undistributed current year earnings of subsidiaries	6,071	13,540	9,744
Loss on securities available for sale 1	(34)	(40)	(120)
Other1	3,407	(1,432)	1,068
Net cash provided by operating activities	(6,868)	(5,612)	(4,526)
Cash flows from investing activities:
Proceeds transactions of securities available for sale	(62)	(1,499)	0
Acquisition of company	2,250	0	0
Investment in subsidiaries	5	501	8,055
Purchases of other investments, net	0	331	37
Fixed assets sold to subsidiary	0	(453)	0
Net cash (used in) provided by investing activities	2,193	(1,120)	8,092
Cash flows from financing activities:
Payments for treasury stock transactions, net	173	147	327
Tax benefit from stock option exercise 1	0	(232)	0
Change in noncontrolling interest, net	(2,906)	0	0
Dividends paid 1	5,405	5,121	4,669
Net cash (used in) provided by financing activities	2,672	5,036	4,996
Net increase (decrease) in cash	(2,003)	(1,696)	8,562
Cash at beginning of year	9,252	7,556	16,118
Cash at end of year	$ 11,255	$ 9,252	$ 7,556